Shareholders' Loans - Schedule of Shareholders' Convertible Loan (Details) (10-K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Balance	$ 3,837
Additions during the year		$ 3,000
Balance		3,837
Conversion Option [Member]
Balance	703	160
Additions during the year		505
financial expenses	3	38
Conversion of shareholders' loan into preferred shares	(706)
Balance		703
Debt Component [Member]
Balance	3,837	865
Additions during the year		2,495
financial expenses	163	477
Conversion of shareholders' loan into preferred shares	(4,000)
Balance		$ 3,837